PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Our Company sponsors a qualified pension plan covering substantially all U.S. employees as well as unfunded nonqualified pension plans covering certain U.S. employees. Our Company also sponsors postretirement health care and life insurance benefit plans covering certain U.S. employees. In addition, our Company and its subsidiaries have various pension plans and other forms of postretirement benefit arrangements outside the United States.
As of December 31, 2024, the U.S. qualified pension plan represented 64% and 58% of the Company’s consolidated projected benefit obligation and pension plan assets, respectively.
Obligations and Funded Status
The following table sets forth the changes in the benefit obligations and the fair value of plan assets for our pension and other postretirement benefit plans (in millions):

	Pension Plans				Other Postretirement Benefit Plans
Year Ended December 31,	2024		2023		2024		2023
Benefit obligation at beginning of year[1]	$6,544		$6,376		$297		$495
Service cost	105		94		3		4
Interest cost	306		322		17		27
Participant contributions	6		5		18		9
Foreign currency exchange rate changes	(124)		27		(3)		(4)
Amendments	(2)		—		—		1
Net actuarial loss (gain)	(213)	[2]	375	[2]	11		14
Benefits paid	(478)		(369)		(65)		(62)
Divestitures	(78)		—		(1)		—
Settlements	(22)		(287)	[3]	(92)	[4]	(187)	[5]
Curtailments	(1)		—		—		—
Special termination benefits	1		1		—		—
Other	1		—		—		—
Benefit obligation at end of year[1]	$6,045		$6,544		$185		$297
Fair value of plan assets at beginning of year	$7,260		$7,158		$176		$373
Actual return on plan assets	345		537		6		17
Employer contributions	31		44		—		—
Participant contributions	6		5		12		7
Foreign currency exchange rate changes	(203)		76		—		—
Transfers	(523)	[6]	—		—		—
Benefits paid	(410)		(300)		(33)		(34)
Divestitures	(62)		—		—		—
Settlements	(9)		(260)	[3]	(92)	[4]	(187)	[5]
Fair value of plan assets at end of year	$6,435		$7,260		$69		$176
Net asset (liability) recognized	$390		$716		$(116)		$(121)
[1] For pension plans, the benefit obligation is the projected benefit obligation. For other postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The accumulated benefit obligation for our pension plans was $6,008 million and $6,463 million as of December 31, 2024 and 2023, respectively.
2 A change in the weighted-average discount rate assumption was the primary driver of net actuarial loss (gain) during 2024 and 2023. For our U.S. qualified pension plan, an increase in the discount rate resulted in an actuarial gain of $178 million during 2024, and a decrease in the discount rate resulted in an actuarial loss of $129 million during 2023. Additional drivers of net actuarial loss (gain) included other assumption updates and plan experience.
[3] Settlements primarily related to the U.S. qualified pension plan, which was amended in 2023 to provide lump sum payment options to all former employees. The U.S. qualified pension plan made $259 million of lump sum payments in 2023, causing a plan settlement, which resulted in recognition of a $76 million settlement loss related to the acceleration of existing unrecognized losses.
4 In 2024, the Company settled its U.S. other postretirement benefit obligations such that core life insurance benefits will be funded by an insurance company beginning September 11, 2024 for the lifetime of certain retirees. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $92 million of plan assets and liabilities to an insurer and recognized a $19 million net settlement gain related to the acceleration of existing unrecognized gains.
5 In 2023, the Company settled its U.S. post-65 other postretirement benefit obligations such that retiree reimbursement accounts will be funded by an insurance company beginning January 1, 2025 for the lifetime of certain retirees and their eligible dependents. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $187 million of plan assets and liabilities to an insurer and recognized a $14 million net settlement gain related to the acceleration of existing unrecognized gains.
[6] Transfers represent $523 million of surplus international plan assets transferred from pension trusts to general assets of the Company.
Pension and other postretirement benefit plan amounts recognized in our consolidated balance sheets were as follows (in millions):

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Other noncurrent assets	$1,219	$1,543	$—	$—
Accounts payable and accrued expenses	(68)	(67)	(6)	(4)
Other noncurrent liabilities	(761)	(760)	(110)	(117)
Net asset (liability) recognized	$390	$716	$(116)	$(121)
Certain of our pension plans have a projected benefit obligation in excess of the fair value of plan assets. For these plans, the projected benefit obligation and the fair value of plan assets were as follows (in millions):

December 31,	2024	2023
Projected benefit obligation	$4,902	$5,270
Fair value of plan assets	4,072	4,443
Certain of our pension plans have an accumulated benefit obligation in excess of the fair value of plan assets. For these plans, the accumulated benefit obligation and the fair value of plan assets were as follows (in millions):

December 31,	2024	2023
Accumulated benefit obligation	$4,882	$5,165
Fair value of plan assets	4,072	4,379
All of our other postretirement benefit plans have an accumulated postretirement benefit obligation in excess of the fair value of plan assets.
Pension Plan Assets
The following table presents total assets by asset class for our U.S. and non-U.S. pension plans (in millions):

	U.S. Pension Plans		Non-U.S. Pension Plans
December 31,	2024	2023	2024	2023
Cash and cash equivalents	$160	$203	$419	$172
Equity securities:
U.S.-based companies	469	457	582	721
International-based companies	248	208	455	713
Fixed-income securities:
Government bonds	626	848	383	538
Corporate bonds and debt securities	442	426	104	153
Mutual, pooled and commingled funds[1]	210	243	477	535
Hedge funds/limited partnerships	1,004	1,038	19	19
Real estate	341	367	—	9
Derivative financial instruments	—	—	(63)	33
Other	261	266	298	311
Total pension plan assets[2]	$3,761	$4,056	$2,674	$3,204
[1] Mutual, pooled and commingled funds include investments in equity securities, fixed-income securities and combinations of both. There are a significant number of mutual, pooled and commingled funds from which investors can choose. The selection of the type of fund is dictated by the specific investment objectives and needs of a given plan. These objectives and needs vary greatly between plans.
[2] Fair value disclosures related to our pension plan assets are included in Note 17. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension plan assets.
Investment Strategy for U.S. Pension Plan
The Company utilizes the services of investment managers to actively manage the assets of our U.S. qualified pension plan. We have established asset allocation targets and investment guidelines with each investment manager. Our asset allocation targets promote optimal expected return and volatility characteristics given the long-term time horizon for fulfilling the obligations of the plan. Selection of the targeted asset allocation for U.S. pension plan assets is based upon a review of the expected return and risk characteristics of each asset class, as well as the correlation of returns among asset classes. Our target allocation is a mix of 21% equity securities, 47% fixed-income securities and 32% alternative investments. We believe this target allocation will enable us to achieve the following long-term investment objectives:
(1)optimize the long-term return on plan assets at an acceptable level of risk;
(2)maintain a broad diversification across asset classes and among investment managers; and
(3)maintain careful control of the risk level within each asset class.
The investment guidelines that have been established with each investment manager provide parameters within which the investment managers agree to operate, including criteria that determine eligible and ineligible securities, diversification requirements and credit quality standards, where applicable. Investment managers agree to obtain written approval for deviations from stated investment style or guidelines. As of December 31, 2024, no investment manager was responsible for more than 24% of total U.S. pension plan assets.
Our target allocation of 21% equity securities is primarily composed of public equities. Optimal returns are achieved through security selection as well as country and sector diversification. As of December 31, 2024, investments in our common stock accounted for 9% of total equity securities and 4% of total U.S. pension plan assets. Our investments in public equities are intended to provide diversified exposure to both U.S. and non-U.S. equity markets.
Our target allocation of 47% fixed-income securities is composed of 62% long-duration bonds and 38% with multi-strategy alternative credit managers. Long-duration bonds are intended to provide a stable rate of return through investments in high-quality publicly traded debt securities. Our investments in long-duration bonds are diversified in order to mitigate duration and credit exposure. Multi-strategy alternative credit managers invest in a combination of high-yield bonds, bank loans, structured credit and emerging market debt. These investments are in lower-rated and non-rated debt securities, which generally produce higher returns compared to long-duration bonds and also help diversify our overall fixed-income portfolio.
Our target allocation for alternative investments is 32%. These alternative investments include hedge funds, reinsurance, private equity limited partnerships and real estate. The objective of investing in alternative investments is to provide a higher rate of return than that which is typically available from publicly traded equity securities. Alternative investments are inherently illiquid and require a long-term perspective in evaluating investment performance.
Investment Strategy for Non-U.S. Pension Plans
The long-term target allocation for 64% of our international subsidiaries’ pension plan assets, primarily certain of our European and Canadian plans, is 58% equity securities, 29% fixed-income securities and 13% other investments. The actual allocation for the remaining 36% of the Company’s international subsidiaries’ pension plan assets consisted of 39% mutual, pooled and commingled funds; 24% fixed-income securities; 1% equity securities; and 36% other investments as of December 31, 2024. The investment strategies for our international subsidiaries’ pension plans vary greatly, and in some instances are influenced by local law. None of our pension plans outside the United States is individually significant for separate disclosure.
Components of Net Periodic Benefit Cost (Income)
Net periodic benefit cost or income for our pension and other postretirement benefit plans consisted of the following (in millions):

	Pension Plans				Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023		2022	2024		2023		2022
Service cost	$105	$94		$93	$3		$4		$7
Interest cost	306	322		232	17		27		17
Expected return on plan assets[1]	(469)	(475)		(558)	(7)		(14)		(16)
Amortization of prior service cost (credit)	1	1		—	(3)		(3)		(3)
Amortization of net actuarial loss (gain)[2]	103	96		109	(4)		(5)		—
Settlement loss (gain)	(2)	81	[3]	(1)	(19)	[4]	(14)	[5]	—
Curtailment loss (gain)	(1)	—		(1)	—		—		—
Special termination benefits	1	1		1	—		—		—
Other	1	—		1	—		—		—
Net periodic benefit cost (income)	$45	$120		$(124)	$(13)		$(5)		$5
[1]The Company has elected to use the actual fair value of plan assets as the market-related value of plan assets in the determination of the expected return on plan assets.
[2]Actuarial gains and losses are amortized using a corridor approach. The gain/loss corridor is equal to 10% of the greater of the benefit obligation and the market-related value of assets. Gains and losses in excess of the corridor are generally amortized over the average future working lifetime of the plan participants.
[3]Settlements primarily related to the U.S. qualified pension plan, which was amended in 2023 to provide lump sum payment options to all former employees. The U.S. qualified pension plan made $259 million of lump sum payments in 2023, causing a plan settlement, which resulted in recognition of a $76 million settlement loss related to the acceleration of existing unrecognized losses.
4In 2024, the Company settled its U.S. other postretirement benefit obligations such that core life insurance benefits will be funded by an insurance company beginning September 11, 2024 for the lifetime of certain retirees. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $92 million of plan assets and liabilities to an insurer and recognized a $19 million net settlement gain related to the acceleration of existing unrecognized gains.
5In 2023, the Company settled its U.S. post-65 other postretirement benefit obligations such that retiree reimbursement accounts will be funded by an insurance company beginning January 1, 2025 for the lifetime of certain retirees and their eligible dependents. The transaction resulted in no change to underlying benefits or plan administration, but only to the future financing of the benefits. Pursuant to the settlement, the Company transferred $187 million of plan assets and liabilities to an insurer and recognized a $14 million net settlement gain related to the acceleration of existing unrecognized gains.
All of the amounts in the table above, other than service cost, were recorded in the line item other income (loss) — net in our consolidated statements of income.
Impact on Accumulated Other Comprehensive Income
The following table sets forth the pretax changes in AOCI for our pension and other postretirement benefit plans (in millions):

	Pension Plans		Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023	2024	2023
Balance in AOCI at beginning of year	$(1,906)	$(1,755)	$61	$95
Recognized prior service cost (credit)	1	1	(3)	(3)
Recognized net actuarial loss (gain)	100	177	(23)	(19)
Prior service credit (cost) occurring during the year	2	—	—	(1)
Net actuarial gain (loss) occurring during the year	90	(313)	(12)	(12)
Divestitures	(6)	—	—	—
Net foreign currency translation adjustments	25	(16)	(2)	1
Balance in AOCI at end of year	$(1,694)	$(1,906)	$21	$61
The following table sets forth the pretax amounts in AOCI for our pension and other postretirement benefit plans (in millions):

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Prior service credit (cost)	$(14)	$(17)	$15	$20
Net actuarial gain (loss)	(1,680)	(1,889)	6	41
Balance in AOCI at end of year	$(1,694)	$(1,906)	$21	$61
Assumptions
Certain weighted-average assumptions used in computing the benefit obligations for our pension and other postretirement benefit plans were as follows:

	Pension Plans		Other Postretirement Benefit Plans
December 31,	2024	2023	2024	2023
Discount rate	5.50%	5.00%	6.75%	6.25%
Interest crediting rate	4.25%	3.75%	N/A	N/A
Rate of increase in compensation levels	4.00%	4.00%	N/A	N/A
Certain weighted-average assumptions used in computing net periodic benefit cost or income were as follows:

	Pension Plans			Other Postretirement Benefit Plans
Year Ended December 31,	2024	2023	2022	2024	2023	2022
Discount rate	5.00%	5.50%	3.00%	6.25%	6.00%	3.25%
Interest crediting rate	3.75%	4.00%	3.00%	N/A	N/A	N/A
Rate of increase in compensation levels	4.00%	3.75%	3.75%	N/A	N/A	N/A
Expected long-term rate of return on plan assets	7.00%	6.75%	7.00%	4.50%	3.75%	4.00%
The discount rate assumption used to account for pension and other postretirement benefit plans reflects the rate at which the benefit obligations could be effectively settled. The discount rate for U.S. and certain non-U.S. plans is determined using a yield curve, developed from high-quality debt securities. Plan obligations are determined by applying projected cash flows to the individual spot rates from the yield curve. The disclosed discount rate is the rate that would produce the same obligation as the applicable yield curve. For other non-U.S. plans, we base the discount rate assumption on comparable indices within each of the countries. The Company measures the service cost and interest cost components of net periodic benefit cost or income for pension and other postretirement benefit plans by applying the specific spot rates along the yield curve to the plans’ projected benefit cash flows, or for other non-U.S. plans referenced above, this is measured using the discount rate derived from appropriate indices. The rate of compensation increase assumption is determined by the Company based upon annual reviews.
The cash balance interest crediting rate for the U.S. qualified pension plan is based on the yield on six-month U.S. Treasury bills on the last day of September of the previous plan year, plus 150 basis points, with a minimum interest crediting rate of 3.80% for all active employees and certain former employees. The Company assumes that the ultimate interest crediting rate is 140 basis points lower than the plan’s year-end discount rate and that the current interest crediting rate will converge with the ultimate interest crediting rate after a period of 10 years.
The expected long-term rate of return assumption for U.S. pension plan assets is based upon the target asset allocation and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class, as well as correlations among asset classes. We evaluate the expected long-term rate of return assumption on an annual basis. The expected long-term rate of return assumption used in computing 2024 net periodic benefit income for the U.S. pension plans was 6.75%. As of December 31, 2024, the 5-year, 10-year and 15-year annualized return for the U.S. pension plan assets was 3.7%, 5.5% and 7.1%, respectively. The annualized return since inception was 9.7%.
The weighted-average assumptions for health care cost trend rates were as follows:

December 31,	2024	2023
Health care cost trend rate assumed for next year	9.00%	8.50%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	8.25%	6.00%
Year that the trend rate reaches the ultimate trend rate	2029	2029
We review external data and our own historical trends for health care costs to determine the health care cost trend rate assumptions. The Company’s U.S. postretirement health care benefits are primarily provided through plans with either a capped Company cost or a defined-dollar benefit. This limits the effects of health care inflation on the Company.
Cash Flows
The expected benefit payments for our pension and other postretirement benefit plans for the 10 years succeeding December 31, 2024 are as follows (in millions):

	2025	2026	2027	2028	2029	2030-2034
Benefit payments for pension plans	$567	$552	$568	$587	$525	$2,372
Benefit payments for other postretirement benefit plans	21	19	18	16	15	70
Total	$588	$571	$586	$603	$540	$2,442
The Company anticipates making contributions of approximately $30 million to our pension trusts in 2025, all of which will be allocated to our international plans. These contributions are made in accordance with local laws and tax regulations.
Defined Contribution Plans
Our Company sponsors qualified defined contribution plans covering substantially all U.S. employees. Under the largest U.S. defined contribution plan, we match participants’ contributions up to a maximum of 3.5% of compensation, subject to an IRS limit on compensation. The Company’s expense for the U.S. plans totaled $52 million, $44 million and $45 million in 2024, 2023 and 2022, respectively. We also sponsor defined contribution plans in certain locations outside the United States. The Company’s expense for these plans totaled $85 million, $82 million and $79 million in 2024, 2023 and 2022, respectively.